EQUITY INVESTMENTS	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
EQUITY INVESTMENTS
EQUITY INVESTMENTS

(millions of Canadian dollars)	Ownership Interest at December 31, 2014	Income/(Loss) from Equity Investments			Equity Investments
		year ended December 31			at December 31
		2014	2013	2012	2014	2013

Natural Gas Pipelines
Northern Border[1,2]		76	66	72	587	557
Iroquois	44.5%	43	41	41	210	188
TQM	50.0%	12	13	16	73	76
Other	Various	32	25	28	68	62
Energy
Bruce A3	48.9%	209	202	(149)	3,944	3,988
Bruce B3	31.6%	105	108	163	51	377
ASTC Power Partnership	50.0%	8	110	40	29	41
Portlands Energy	50.0%	36	31	28	335	343
Other[4]	Various	1	1	18	61	57
Liquids Pipelines
Grand Rapids	50.0%	—	—	—	240	70
		522	597	257	5,598	5,759

1
The results reflect a 50 per cent interest in Northern Border as a result of the Company fully consolidating TC PipeLines, LP. At December 31, 2014, TransCanada had an ownership interest in TC PipeLines, LP of 28.3 per cent (2013 – 28.9 and 2012 – 33.3 per cent) and its effective ownership of Northern Border, net of non-controlling interests, was 14.2 per cent (2013 – 14.5 and 2012 – 16.7 per cent).

2
At December 31, 2014, the difference between the carrying value of the investment and the underlying equity in the net assets of Northern Border Pipeline Company is US$117 million (2013 – US$118 million) due to the fair value assessment of assets at the time of acquisition.

3
At December 31, 2014, the difference between the carrying value of the investment and the underlying equity in the net assets of Bruce Power is $776 million (2013 – $820 million) due to the fair value assessment of assets at the time of acquisition.

4
In December 2012, TransCanada acquired the remaining 40 per cent interest in CrossAlta to bring the Company's ownership interest to 100 per cent. The results reflect the Company's 60 per cent share of equity income up to that date.

Distributions received from equity investments for the year ended December 31, 2014 were $726 million (2013 – $725 million; 2012 – $436 million) of which $147 million (2013 – $120 million; 2012 – $60 million) were returns of capital and are included in Deferred Amounts and Other in the Consolidated Statement of Cash Flows. The undistributed earnings from equity investments as at December 31, 2014 were $551 million (2013 – $754 million; 2012 – $883 million).
Summarized Financial Information of Equity Investments

year ended December 31	2014	2013	2012
(millions of Canadian dollars)

Income
Revenues	4,814	4,989	3,860
Operating and Other Expenses	(3,489)	(3,536)	(3,090)
Net Income	1,264	1,390	717
Net Income attributable to TransCanada	522	597	257

at December 31	2014	2013
(millions of Canadian dollars)

Balance Sheet
Current assets	1,412	1,500
Non current assets	12,260	12,158
Current liabilities	(1,067)	(1,117)
Non current liabilities	(3,255)	(2,507)